OTHER PROVISIONS - Narrative (Details) - GBP (£) £ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2020
OTHER PROVISIONS (Details) - Narrative [Line Items]
Other provisions	£ 2,092	£ 2,092		£ 1,915
Restructuring provision	189	189		198
HBOS
OTHER PROVISIONS (Details) - Narrative [Line Items]
Value of offers after compensation assessment	600	790	£ 109
Ex-gratia payments			15
Payments in respect of settlements, reimbursement rights			£ 6
Total lifetime cost of legal claim		1,225
Regulatory and legal provisions
OTHER PROVISIONS (Details) - Narrative [Line Items]
Change in the year		1,300
Other provisions	1,156	1,156		642
Provisions applied		817
Other Regulatory Provisions, FCA Fine
OTHER PROVISIONS (Details) - Narrative [Line Items]
Change in the year		91
Payment Protection Insurance excluding MBNA | Payment protection insurance remediation
OTHER PROVISIONS (Details) - Narrative [Line Items]
Other provisions	22	22
Total payment protection insurance to date		21,960
Provisions applied		179
Arreas Handling
OTHER PROVISIONS (Details) - Narrative [Line Items]
Other provisions	26	26
Arreas Handling | Management fees and activities
OTHER PROVISIONS (Details) - Narrative [Line Items]
Change in the year		1,026
Customer claims in relation to insurance branch business in Germany
OTHER PROVISIONS (Details) - Narrative [Line Items]
Change in the year		21
Other provisions	85	85
Provisions applied		29
Total customer claims in relation to insurance branch business to date	695	695
Relating to the transitional service agreement | TSB Banking Group plc
OTHER PROVISIONS (Details) - Narrative [Line Items]
Other provisions	90	90
Total TSB various ongoing commitments to date today		665
Dilapidations, rent reviews and other property related matters
OTHER PROVISIONS (Details) - Narrative [Line Items]
Other provisions	114	114
Indemnities and other matters relating to legacy business disposals
OTHER PROVISIONS (Details) - Narrative [Line Items]
Other provisions	£ 94	£ 94		£ 112